UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended December 31, 2005.

Check here if Amendment [  ]; Amendment Number __________
  This Amendment:	[  ] is a restatement.
			[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Scott & Selber, Inc.
Address:	5075 Westheimer, Suite 799
	Houston, Texas 77056

Form 13F File Number:  028-11046

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:	Jack I. Selber, C.F.A.
Title:	President
Phone:	(713) 850-1717

Signature, Place, and Date of Signing:

Jack I. Selber		Houston, Texas


Report Type:

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

Form 13F File Number		Name

028-11046		Scott & Selber, Inc. 		December 31, 2005

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  70

Form 13F Information Table Value Total:  113626 (thousands)


List of Other Included Managers:
NONE


028-11406		Scott & Selber, Inc.

Form 13F Information Table

                               Title of          Value   Shares oSH/     Put/    Invt    Other   Voting Authority
Name of Issuer                 Class   Cusip     (x1000) Prn Amt PRN     Call    Disc    Mgrs      Sole   Shared   None
---------------------------------------------------------------------    ----    ------  ----    ------------------------

AIM Select Real Estate Income  COM     00888R107      172   11500SH              Sole               11500
American Express               COM     025816109     2633   51160SH              Sole               51160
Apple Computer                 COM     037833100     4452   61933SH              Sole               61933
aQuantive Inc                  COM     03839G105      371   14700SH              Sole               14700
Bank of America Corp           COM     060505104     3229   69965SH              Sole               69965
Bear Stearns                   COM     073902108     2017   17460SH              Sole               17460
W R Berkley Corp               COM     084423102     3335   70042SH              Sole               70042
Blackrock Global Floating Rate COM     091941104      211   12300SH              Sole               12300
Blackrock 2008 Calif Ins Term  COM     09247G108      684   44700SH              Sole               44700
Blackrock Insured Muni Target  COM     09247K109     3736  244206SH              Sole              244206
Blackrock New York Ins Mun Ter COM     09247L107      790   51617SH              Sole               51617
Blackrock Limited Duration Inc COM     09249W101      408   24000SH              Sole               24000
Broadcom Corp A                COM     111320107     2618   55515SH              Sole               55515
Caremark Rx                    COM     141705103      259    5000SH              Sole                5000
CheckFree Corp                 COM     162813109     1502   32730SH              Sole               32730
Chevron Corp                   COM     166764100      369    6492SH              Sole                6492
Coach Inc                      COM     189754104     2217   66504SH              Sole               66504
Coca-Cola Co                   COM     191216100      579   14354SH              Sole               14354
Cohen & Steers Sel Utility Fun COM     19248A109     2417  119902SH              Sole              119902
ConocoPhillips                 COM     20825C104     2503   43016SH              Sole               43016
CONSOL Energy                  COM     20854P109     2427   37242SH              Sole               37242
Coventry Health Care           COM     222862104     3719   65290SH              Sole               65290
Duke Energy                    COM     264399106     3225  117474SH              Sole              117474
Eaton Vance Senior Income Trus COM     27826S103      187   24150SH              Sole               24150
Emerson Corp                   COM     291011104      224    3000SH              Sole                3000
Ennis Inc                      COM     293389102      245   13486SH              Sole               13486
Exxon Mobil                    COM     30231G102     3617   64394SH              Sole               64394
Federated Premier Inter Muni I COM     315642108      129   10025SH              Sole               10025
Fortune Brands                 COM     349631101      211    2700SH              Sole                2700
Franklin Universal Trust       COM     355145103      233   37800SH              Sole               37800
Genentech Inc                  COM     368710406     2650   28645SH              Sole               28645
General Electric               COM     369604103      372   10615SH              Sole               10615
Genesis Microchip              COM     37184C103     1593   88050SH              Sole               88050
Google Inc Class A             COM     38259P508     3969    9567SH              Sole                9567
Johnson & Johnson              COM     478160104      845   14062SH              Sole               14062
Jupitermedia Corporation       COM     48207D101     2398  162228SH              Sole              162228
Kellogg Co                     COM     487836108     2767   64027SH              Sole               64027
Kinder Morgan Inc              COM     49455P101     2597   28240SH              Sole               28240
Kirby Corp                     COM     497266106     1853   35510SH              Sole               35510
L-3 Communications Holdings    COM     502424104     2089   28097SH              Sole               28097
Lowes Companies                COM     548661107     2292   34377SH              Sole               34377
MBIA Capital/Claymore Mgd Dur  COM     55266X100      453   36475SH              Sole               36475
MFS Charter Income Trust       COM     552727109      326   37950SH              Sole               37950
MFS Intermediate Income Trust  COM     55273C107     1104  177150SH              Sole              177150
MFS Government Markets Income  COM     552939100     1465  225325SH              Sole              225325
Manor Care                     COM     564055101     3156   79365SH              Sole               79365
Medtronic Inc                  COM     585055106     2942   51110SH              Sole               51110
Nuveen Pfd and Convertible Inc COM     67073B106      787   65725SH              Sole               65725
Nuveen Pfd and Convertible Inc COM     67073D102     1138   93975SH              Sole               93975
Patriot Scientific Corp        COM     70336N107        1   10000SH              Sole               10000
PepsiCo Inc                    COM     713448108     3202   54205SH              Sole               54205
PowerShares Global Water       COM     73935X575     1409   92690SH              Sole               92690
Procter & Gamble               COM     742718109     2473   42725SH              Sole               42725
Putman Investment Grade Munici COM     746805100      445   47250SH              Sole               47250
Putnam Premier Income Trust    COM     746853100     1043  171775SH              Sole              171775
Putnam Master Intermed Income  COM     746909100     1122  184775SH              Sole              184775
Putnam Tax-Free Health Care Fu COM     746920107      796   66200SH              Sole               66200
Red Robin Gourmet Burgers      COM     75689M101     1428   28015SH              Sole               28015
ResMed Inc                     COM     761152107     2030   53000SH              Sole               53000
Respironics                    COM     761230101     1853   49990SH              Sole               49990
Texas Instruments              COM     882508104     2708   84455SH              Sole               84455
VCA Antech Inc                 COM     918194101     3101  109950SH              Sole              109950
Van Kampen Senior Income Trust COM     920961109      211   27200SH              Sole               27200
Wachovia Corp                  COM     929903102      219    4137SH              Sole                4137
WellPoint Health Networks      COM     94973V107     1483   18585SH              Sole               18585
Wells Fargo                    COM     949746101      289    4603SH              Sole                4603
Whole Foods Market Inc         COM     966837106     1790   23124SH              Sole               23124
Wyeth                          COM     983024100      355    7700SH              Sole                7700
Zions Bancorp                  COM     989701107     2737   36223SH              Sole               36223
Noble Drilling Corp            COM     G65422100     1416   20075SH              Sole               20075